Financial Instruments - Fair values and risk management (Details 2) - Early redemption rights [Member] - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Jun. 30, 2026	[1],[2]	Dec. 31, 2025	[2],[3],[4]	Dec. 31, 2024 [3]
Profit or loss [Member]
IfrsStatementLineItems [Line Items]
Favorable changes	₩ 27,311		₩ 43,698		₩ 62,935
Unfavorable changes	(26,418)		(41,087)		(60,750)
Other comprehensive income or loss [Member]
IfrsStatementLineItems [Line Items]
Favorable changes
Unfavorable changes

[1]	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk-adjusted discount rates (-1%p~1%p).
[2]	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk-adjusted discount rates (-1%p~1%p).
[3]	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk free discount rates (-1%p~1%p).
[4]	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk free discount rates (-1%p~1%p).